Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Liabilities from financing and other activities
Interest accretion, liabilities arising form financing activities	$ 11	$ (6)
Other non-cash movements, liabilities arising form financing activities	(5)	1
Changes In Net Debt [Abstract]
Net debt, beginning balance	6,128	6,999
Cash flows, net debt	(355)	(867)
Change in scope, net debt	461
Additions/acquisitions, net debt	1,363	269
Foreign exchange movements, net debt	251	(166)
Transfers (to)/from assets held for sale, net debt	90	(102)
Net debt, ending balance	7,944	6,128
Bond and bank debt and financing
Liabilities from financing and other activities
Liabilities arising from financing activities, beginning of period	5,815	6,678
Cash flows, liabilities arising form financing activities	599	(745)
Change in scope, liabilities arising form financing activities	285
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	11	(6)
Foreign exchange movements, liabilities arising form financing activities	180	(109)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0	0
Other non-cash movements, liabilities arising form financing activities	(5)	(4)
Liabilities arising from financing activities, end of period	6,886	5,815
Derivatives
Liabilities from financing and other activities
Liabilities arising from financing activities, beginning of period	59	58
Cash flows, liabilities arising form financing activities	(3)	9
Change in scope, liabilities arising form financing activities	0
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	(33)	(13)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0	0
Other non-cash movements, liabilities arising form financing activities	0	5
Liabilities arising from financing activities, end of period	23	59
Lease liabilities
Liabilities from financing and other activities
Liabilities arising from financing activities, beginning of period	954	1,043
Cash flows, liabilities arising form financing activities	(214)	(204)
Change in scope, liabilities arising form financing activities	313
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	1,363	269
Interest accretion, liabilities arising form financing activities	0	0
Foreign exchange movements, liabilities arising form financing activities	90	(51)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	82	(102)
Other non-cash movements, liabilities arising form financing activities	0	0
Liabilities arising from financing activities, end of period	2,587	954
Cash and cash equivalents
Assets
Assets, beginning of period	699	775
Cash flows, assets	738	(68)
Change in scope, assets	136
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(14)	(8)
Transfers (to)/from assets held for sale. assets	(8)	0
Assets, end of period	1,552	699
Other
Assets
Assets, beginning of period	0	6
Cash flows, assets	0	(5)
Change in scope, assets	0
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	0	0
Transfers (to)/from assets held for sale. assets	0	0
Assets, end of period	$ 0	$ 0